Capital Lease (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Capital Lease (Details) [Line Items]
Property, Plant and Equipment, Estimated Useful Lives			five to twenty-five years
Property, Plant, and Equipment, Salvage Value			$ 0
Depreciation	0	0	258,162	70,641
Assets Held under Capital Leases [Member]
Capital Lease (Details) [Line Items]
Captial lease, monthly rental amount			32,900
Description of Lessee Leasing Arrangements, Capital Leases			term of five years with an option to purchase the equipment at the end of the lease for $200,000
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments			1,714,974
Fair Value Inputs, Discount Rate			9.00%
Capital Lease, Amortization Description			The lease is amortized over the five year term at a rate of 9%.
Property, Plant and Equipment, Estimated Useful Lives			five to twenty-five years
Property, Plant, and Equipment, Salvage Value			0
Capital Leased Assets, Gross			1,637,101
Depreciation			$ 77,873